Debts (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of promissory note obligation
The Company’s promissory note obligation at September 30, 2020 and December 31, 2019 consists of the following (in thousands):

			Stated Value at
	Interest Rate	Due Date	September 30, 2020	December 31, 2019
Yaskawa Note	1.00%	September 2022	$15,448	$15,336

The Company’s promissory note obligation at December 31, 2019 and 2018 consists of the following (in thousands):

			Stated Value at December 31,
	Interest Rate	Due Date	2019	2018
Yaskawa Note	1.00%	September 2022	$15,336	$15,186

Schedule of fair value option	As of September 30, 2020 and December 31, 2019, the Company determined the fair value for the note, as compared to the face value, including accrued interest, as follows (in thousands):

	Fair Value at
	September 30, 2020	December 31, 2019
Yaskawa Note	$16,327	$16,169

Pursuant to ASC 825-10-15-4, the Company elected to apply the fair value option for the promissory note. As of December 31, 2019 and 2018, the Company determined the fair value for the note, as compared to the face value, including accrued interest, as follows (in thousands):

	Fair Value at December 31,
	2019	2018
Yaskawa Note	$16,169	$15,852

Schedule of maturities of long-term debt
As of September 30, 2020, the scheduled maturity on the development loans, revolving credit facility and promissory note was as follows (in thousands):

Year Ending December 31,	Amount
2020	$10,153
2021	10,000
2022	15,748
Total	$35,901

As of December 31, 2019, the scheduled maturity on the development loans, revolving credit facility and promissory note was as follows (in thousands):

Year Ending December 31,	Amount
2020	$15,458
2021	10,000
2022	15,748
Total	$41,206